BHILL Fund
Schedule of Investments
June 30, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 70.4%	Shares	Value
First Trust Enhanced Short Maturity ETF	91,939	$5,504,388
iShares 0-5 Year High Yield Corporate Bond ETF	117,985	5,089,873
iShares 0-5 Year Investment Grade Corporate Bond ETF	55,773	2,821,556
iShares 20+ Year Treasury Bond ETF	86,658	7,647,569
iShares Short Duration Bond Active ETF	166,605	8,513,516
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	55,513	5,580,999
Vanguard Long-Term Corporate Bond ETF	18,416	1,397,774
Vanguard Ultra Short Bond ETF	141,902	7,075,943
TOTAL EXCHANGE TRADED FUNDS (Cost $43,478,954)		43,631,618

PREFERRED STOCKS - 19.9%	Shares	Value
Financials - 2.5%
Virtus Convertible & Income Fund, Series A, 5.63%, Perpetual	71,709	1,540,309

Insurance - 4.9%
Lincoln National Corp. Depositary Shares, Series D, 9.00%, Perpetual	115,026	3,060,842

Real Estate Investment Trust - 12.5%
AGNC Investment Corp. Depositary Shares, Series F, 9.21% (3 mo. Term SOFR + 4.96%), Perpetual	170,842	4,289,843
Annaly Capital Management, Inc., Series I, 9.54% (3 mo. Term SOFR + 5.25%), Perpetual	137,566	3,465,287
		7,755,130
TOTAL PREFERRED STOCKS (Cost $12,422,042)		12,356,281

CLOSED-END FUNDS - 5.7%	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	162,569	1,775,253
Nuveen Quality Municipal Income Fund	158,299	1,787,196
TOTAL CLOSED-END FUNDS (Cost $3,527,894)		3,562,449

CORPORATE BONDS - 2.6%	Par	Value
Insurance - 2.6%
Reinsurance Group of America, Inc., 7.13% to 10/15/2027 then 5 yr. CMT Rate + 3.46%, 10/15/2052	$62,922	1,600,736
TOTAL CORPORATE BONDS (Cost $1,624,834)		1,600,736

SHORT-TERM INVESTMENTS - 1.0%		Value
Money Market Funds - 1.0%	Shares
First American Government Obligations Fund - Class X, 4.23% (a)	625,788	625,788
TOTAL SHORT-TERM INVESTMENTS (Cost $625,788)		625,788

TOTAL INVESTMENTS - 99.6% (Cost $61,679,512)		61,776,872
Other Assets in Excess of Liabilities - 0.4%		223,070
TOTAL NET ASSETS - 100.0%		$61,999,942
two		–%
Percentages are stated as a percent of net assets.		–%

AMT - Alternative Minimum Tax
CMT - Constant Maturity Treasury
SOFR - Secured Overnight Financing Rate

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

BHILL Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	43,631,618	–	–	43,631,618
Preferred Stocks	12,356,281	–	–	12,356,281
Closed-End Funds	3,562,449	–	–	3,562,449
Corporate Bonds	–	1,600,736	–	1,600,736
Money Market Funds	625,788	–	–	625,788
Total Investments	60,176,136	1,600,736	–	61,776,872

Refer to the Schedule of Investments for further disaggregation of investment categories.